Earnings Per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings (loss) per ordinary share:
Net income (loss) attributable to Ordinary Shares	$ 4,734	$ (10,113)	$ 3,337
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share calculation	35,348	33,352	30,464
Add assumed exercise of outstanding dilutive potential Ordinary Shares	28		81
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share calculation	35,376	33,352	30,545
Basic income (loss) per Ordinary Share	$ 0.13	$ (0.30)	$ 0.11
Diluted income (loss) per Ordinary Share	$ 0.13	$ (0.30)	$ 0.11
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	1,538	1,151	391